Earnings per share (Tables)	6 Months Ended
Sep. 30, 2023
Earnings per share [abstract]
Summary of earnings per share

(EUR thousand)	Three months ended September 30		Six months ended September 30
Earnings per share	2023	2022	2023	2022
Profit / (Loss) attributable to the owners of the parent	(511)	(11,729)	7,721	(26,927)
Profit / (Loss) attributable to the owners of the parent attributable to ordinary shares	(424)	(9,725)	6,408	(23,147)
Profit / (Loss) attributable to the owners of the parent attributable to preference shares	(87)	(2,004)	1,313	(3,780)
Weighted average number of basic ordinary shares outstanding (thousand)	190,131	188,546	189,994	184,818
Weighted average number of basic preference shares outstanding (thousand)	39,008	38,861	38,935	30,182
Basic earnings / (loss) per ordinary share	(0.00)	(0.05)	0.03	(0.13)
Profit / (Loss) attributable to the owners of the parent	(511)	(11,729)	7,721	(26,927)
Profit / (Loss) attributable to the owners of the parent attributable to ordinary shares	(425)	(9,725)	6,419	(23,147)
Profit / (Loss) attributable to the owners of the parent attributable to preference shares	(86)	(2,004)	1,302	(3,780)
Weighted average number of diluted ordinary shares outstanding (thousand)	192,078	188,546	191,941	184,818
Weighted average number of diluted preference shares outstanding (thousand)	39,008	38,861	38,935	30,182
Diluted earnings / (loss) per ordinary share	(0.00)	(0.05)	0.03	(0.13)